Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 647,627	$ 542,230
Unapplied cash and receivable credits	333,858	302,337
Accrued insurance	238,036	201,346
Accrued Operating Expenses	139,652	102,914
Interest Accrual	119,886	122,166
Witholding tax and VAT	91,839	93,407
Derivative financial instruments	53,804	25,701
Accrued variable payments acquisition	32,984	18,200
Special charge for legal matters		115,000
Other	539,559	489,232
Total accrued expenses and other current liabilities	$ 2,197,245	$ 2,012,533